                                  ARMADA FUNDS
                       RETAIL SHARES (A, B AND C SHARES)

    Supplement dated April 18, 2001 to the Prospectus dated October 2, 2000, as supplemented March 1, 2001

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
                                      THE
       PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Prior to April 18, 2001, National Asset Management Corporation ("NAM") served as sub-adviser to the Core Equity Fund and Total Return Advantage Fund (the "Funds") pursuant to a sub-advisory agreement with National City Investment Management Company ("IMC"), the Fund's investment adviser ("Sub-Advisory Agreement"). As sub-adviser, NAM managed the portfolios of the Funds under the supervision of IMC and the Board of Trustees of the Funds. On April 18, 2001, NAM merged with and into AMVESCAP PLC (the "Merger"). The Merger resulted in a change in control of NAM and, under applicable law, an assignment and automatic termination of the Sub-Advisory Agreement. The termination of the Sub-Advisory Agreement did not affect the Investment Advisory Agreement between the Funds and IMC.

Effective April 18, 2001, IMC assumed day-to-day management of the Core Equity and Total Return Advantage Funds. The following changes to the prospectus are effective immediately:

- On the Table of Contents page, remove National Asset Management Corporation as "Investment Sub-Adviser."

- On page 72, the fifth paragraph under the caption Investment Adviser, Sub-Adviser and Investment Teams is revised by deleting the third and fourth sentences of the paragraph relating to NAM.

- On page 73, delete "National Asset Management Corporation (sub-adviser)" as the Management Team for the Core Equity Fund and replace it with "Equity Team."

- On page 73, delete "National Asset Management Corporation (sub-adviser)" as the Management Team for the Total Return Advantage Fund and replace it with "Taxable Fixed Income Team."

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                 ARM-SU-001-0400

                                  ARMADA FUNDS
                            I SHARES (INSTITUTIONAL)

    Supplement dated April 18, 2001 to the Prospectus dated October 2, 2000, as supplemented March 1, 2001

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
                                      THE
       PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Prior to April 18, 2001, National Asset Management Corporation ("NAM") served as sub-adviser to the Core Equity Fund and Total Return Advantage Fund (the "Funds") pursuant to a sub-advisory agreement with National City Investment Management Company ("IMC"), the Fund's investment adviser ("Sub-Advisory Agreement"). As sub-adviser, NAM managed the portfolios of the Funds under the supervision of IMC and the Board of Trustees of the Funds. On April 18, 2001, NAM merged with and into AMVESCAP PLC (the "Merger"). The Merger resulted in a change in control of NAM and, under applicable law, an assignment and automatic termination of the Sub-Advisory Agreement. The termination of the Sub-Advisory Agreement did not affect the Investment Advisory Agreement between the Funds and IMC.

Effective April 18, 2001, IMC assumed day-to-day management of the Core Equity and Total Return Advantage Funds. The following changes to the prospectus are effective immediately:

- On the Table of Contents page, remove National Asset Management Corporation as "Investment Sub-Adviser."

- On page 62, the fifth paragraph under the caption Investment Adviser, Sub-Adviser and Investment Teams is revised by deleting the third and fourth sentences of the paragraph relating to NAM.

- On page 63, delete "National Asset Management Corporation (sub-adviser)" as the Management Team for the Core Equity Fund and replace it with "Equity Team."

- On page 63, delete "National Asset Management Corporation (sub-adviser)" as the Management Team for the Total Return Advantage Fund and replace it with "Taxable Fixed Income Team."

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                 ARM-SU-002-0400

                                  ARMADA FUNDS

                        Supplement dated April 18, 2001
       to the Statement of Additional Information dated October 2, 2000, as supplemented March 1, 2001

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
                                      THE
             STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ
          IN CONJUNCTION WITH THE STATEMENT OF ADDITIONAL INFORMATION.

On page 91, the second paragraph under the caption Advisory Agreements is revised by deleting the first two sentences of the paragraph relating to NAM and replacing them with the following.

     National Asset Management Corporation ("NAM") served as sub-adviser to the Core Equity Fund and Total Return Advantage Fund (the "Funds") for the period beginning June 29, 1998 to April 18, 2001. Prior to June 29, 1998, NAM served as adviser to the Core Equity, Total Return Advantage and the Limited Maturity Bond Funds.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                 ARM-SU-005-0300